Staff numbers and costs - Government grants and assistance (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Staff numbers and costs
Repayment of borrowings	€ 50.0	€ 1,100.5	€ 1,039.4